Consolidated Statements of Changes in Equity - USD ($)		Ordinary shares Class A		Ordinary shares Class B		Additional Paid-in Capital	Subscription Receivable	Accumulated Deficit	Non-controlling Interest	Accumulated Other Comprehensive Loss	Total
Beginning Balance at Dec. 31, 2021			[1]		[1]	$ 118,032,588		$ (37,575,834)	$ (257,296)	$ 2,698,884	$ 82,898,342
Beginning Balance (in Shares) at Dec. 31, 2021	[1]	1,966
Issuance shares at the market offering			[1]		[1]	56,449					56,449
Issuance shares at the market offering (in Shares)	[1]	2
Conversion of convertible notes			[1]		[1]	3,795,924					3,795,924
Conversion of convertible notes (in Shares)	[1]	690
Issuance shares as prepayment for potential acquisition
Issuance of shares for services			[1]		[1]	2,647,455					2,647,455
Issuance of shares for services (in Shares)	[1]	418
Options granted			[1]		[1]	3,336,452					3,336,452
Issuance of reserve shares			[1]		[1]
Issuance of reserve shares (in Shares)	[1]	83
Issuance of shares for private placement			[1]		[1]	7,030,519					7,030,519
Issuance of shares for private placement (in Shares)	[1]	1,392
Issuance shares for acquisitions			[1]		[1]	30,329,235					30,329,235
Issuance shares for acquisitions (in Shares)	[1]	5,333
Disposition of a subsidiary			[1]		[1]				16,677		16,677
Net loss for the year			[1]		[1]			(21,505,598)	(43,102)		(21,548,700)
Foreign currency translation adjustment			[1]		[1]				20,214	(6,032,425)	(6,012,211)
Ending Balance at Dec. 31, 2022			[1]		[1]	165,228,622		(59,081,432)	(263,507)	(3,333,541)	102,550,142
Ending Balance (in Shares) at Dec. 31, 2022	[1]	9,884
Issuance shares at the market offering (in Shares)				12,195
Conversion of convertible notes			[1]		[1]	3,128,453					3,128,453
Conversion of convertible notes (in Shares)	[1]	932
Issuance shares as prepayment for potential acquisition			[1]		[1]	15,906,186					15,906,186
Issuance shares as prepayment for potential acquisition (in Shares)	[1]	5,818
Split shares			[1]		[1]	(3,527)					(3,527)
Split shares (in Shares)		(7)	[1]	(2,032)
Capital contribution by non-controlling shareholder			[1]		[1]				115,050		115,050
Non-controlling interests recognized from step acquisitions			[1]		[1]				23,946,670		23,946,670
Put options compensations		$ 31	[1]		[1]	71,006,083					71,006,114
Put options compensations (in Shares)	[1]	1,021,083
Transfer Class A to Class B			[1]		[1]
Transfer Class A to Class B (in Shares)	[1]	(2,032)		2,032
Issuance of shares for services			[1]		[1]	6,058,117					6,058,117
Issuance of shares for services (in Shares)	[1]	12,552
Issuance of shares for private placement		$ 33	[1]		[1]	49,037,686	(40,500,000)				8,537,719
Issuance of shares for private placement (in Shares)	[1]	1,100,369
Issuance shares for acquisitions			[1]		[1]	36,718,737					36,718,737
Issuance shares for acquisitions (in Shares)	[1]	13,587
Net loss for the year			[1]		[1]			(109,598,441)	(12,628,754)		(122,227,195)
Foreign currency translation adjustment			[1]		[1]				13,256	(1,728,975)	(1,715,719)
Ending Balance at Dec. 31, 2023		$ 64	[1]		[1]	347,080,357	(40,500,000)	(168,679,873)	11,182,715	(5,062,516)	144,020,747
Ending Balance (in Shares) at Dec. 31, 2023	[1]	2,162,186		2,032
Issuance shares at the market offering (in Shares)				12,195
Issuance shares as prepayment for potential acquisition
Split shares			[1]		[1]	(3,435)					(3,435)
Split shares (in Shares)		(293)	[1]	(2,032)
Capital contribution by non-controlling shareholder			[1]		[1]				38,892		38,892
Issuance of shares for services			[1]		[1]	5,834,999					5,834,999
Issuance of shares for private placement			[1]		[1]	101,639	500,000				601,639
Issuance of shares for private placement (in Shares)	[1]	970
Stock dividend		$ 4	[1]		[1]	10,872,746		(10,872,750)
Stock dividend (in Shares)	[1]	129,789
Deregister subsidiaries			[1]		[1]	(173,793)			173,793
Shares receivable from potential acquisition			[1]		[1]		(15,906,186)				(15,906,186)
Net loss for the year			[1]		[1]			(76,237,228)	(7,595,933)		(83,833,161)
Foreign currency translation adjustment			[1]		[1]				163,697	(1,009,725)	(846,028)
Ending Balance at Dec. 31, 2024		$ 68	[1]		[1]	$ 363,712,513	$ (55,906,186)	$ (255,789,851)	$ 3,963,164	$ (6,072,241)	$ 49,907,467
Ending Balance (in Shares) at Dec. 31, 2024	[1]	2,292,652		2,032

[1]	Retroactively restated for one-for-six reverse split with effective date of February 10, 2025.